Subsequent events	6 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
Subsequent events

12. Subsequent events

On August 4, 2022, the Company announced a dividend of $0.375 per Class A common share from the earnings of the second quarter of 2022 to be paid on September 2, 2022 to common shareholders of record as of August 23, 2022.

On July 18, 2022, the 2024 Notes were fully repaid by the Company using a portion of the proceeds from the offering of $350,000 aggregate principal amount of its 2027 USPP Notes, pursuant to a note purchase agreement, dated June 14, 2022.